Financial instruments	3 Months Ended
Mar. 31, 2025
Financial instruments
Financial instruments

12.    Financial instruments

The following tables show the carrying amounts and fair values of the Company’s financial instruments at March 31, 2025 and December 31, 2024:

Carrying amount and fair value of financial instruments

in € THOUS

March 31, 2025	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	923,966	147,322	—	—	1,071,288	147,322	—	—
Trade accounts and other receivables from unrelated parties	3,423,301	—	—	85,372	3,508,673	—	—	—
Accounts receivable from related parties	27,024	—	—	—	27,024	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,303	4,303	—	4,303	—
Derivatives - not designated as hedging instruments	—	40,773	—	—	40,773	—	40,773	—
Derivatives embedded in Virtual Power Purchase Agreements (vPPAs)	—	—	—	—	—	—	—	—
Equity investments	—	49,788	66,534	—	116,322	29,749	67,711	18,862
Debt securities	—	94,703	339,564	—	434,267	434,267	—	—
Other financial assets(1)	291,167	114,239	—	98,600	504,006	—	—	114,239
Other current and non-current assets	291,167	299,503	406,098	102,903	1,099,671	—	—	—
Financial assets	4,665,458	446,825	406,098	188,275	5,706,656	—	—	—

Accounts payable to unrelated parties	720,845	—	—	—	720,845	—	—	—
Accounts payable to related parties	126,479	—	—	—	126,479	—	—	—
Short-term debt	94,777	—	—	—	94,777	—	—	—
Long-term debt	6,740,017	—	—	—	6,740,017	5,986,239	336,432	—
Lease liabilities	—	—	—	3,985,834	3,985,834	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	3,582	3,582	—	3,582	—
Derivatives - not designated as hedging instruments	—	6,357	—	—	6,357	—	6,357	—
Derivatives embedded in vPPAs	—	19,317	—	—	19,317	—	—	19,317
Variable payments outstanding for acquisitions	—	6,899	—	—	6,899	—	—	6,899
Put option liabilities	—	—	—	1,194,907	1,194,907	—	—	1,194,907
Other financial liabilities(2)	944,874	—	—	—	944,874	—	—	—
Other current and non-current liabilities	944,874	32,573	—	1,198,489	2,175,936	—	—	—
Financial liabilities	8,626,992	32,573	—	5,184,323	13,843,888	—	—	—

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2024	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	939,197	240,990	—	—	1,180,187	240,990	—	—
Trade accounts and other receivables from unrelated parties	3,258,181	—	—	87,479	3,345,660	—	—	—
Accounts receivable from related parties	40,936	—	—	—	40,936	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,362	4,362	—	4,362	—
Derivatives - not designated as hedging instruments	—	21,453	—	—	21,453	—	21,453	—
Equity investments	—	120,813	66,787	—	187,600	90,483	67,963	29,154
Debt securities	—	95,574	369,858	—	465,432	465,432	—	—
Other financial assets(1)	307,163	142,264	—	101,322	550,749	—	—	142,264
Other current and non-current assets	307,163	380,104	436,645	105,684	1,229,596	—	—	—
Financial assets	4,545,477	621,094	436,645	193,163	5,796,379	—	—	—

Accounts payable to unrelated parties	864,500	—	—	—	864,500	—	—	—
Accounts payable to related parties	80,044	—	—	—	80,044	—	—	—
Short-term debt	2,099	—	—	—	2,099	—	—	—
Long-term debt	6,836,108	—	—	—	6,836,108	6,015,977	340,921	—
Lease liabilities	—	—	—	4,140,701	4,140,701	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	15,388	15,388	—	15,388	—
Derivatives - not designated as hedging instruments	—	26,615	—	—	26,615	—	26,615	—
Derivatives embedded in vPPAs	—	25,394	—	—	25,394	—	—	25,394
Variable payments outstanding for acquisitions	—	7,933	—	—	7,933	—	—	7,933
Put option liabilities	—	—	—	1,299,117	1,299,117	—	—	1,299,117
Other financial liabilities(2)	951,611	—	—	—	951,611	—	—	—
Other current and non-current liabilities	951,611	59,942	—	1,314,505	2,326,058	—	—	—
Financial liabilities	8,734,362	59,942	—	5,455,206	14,249,510	—	—	—

(1)

As of March 31, 2025 and December 31, 2024, other financial assets primarily include receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc. in the U.S., lease receivables, notes receivable, deposits, guarantees, securities, receivables related to consent agreement on certain pharmaceuticals, vendor and supplier rebates as well as receivables from sale of investments.

(2)	As of March 31, 2025 and December 31, 2024, other financial liabilities primarily include receivable credit balances and goods and services received.

Derivative and non-derivative financial instruments are categorized in the following three-tier fair value hierarchy that reflects the significance of the inputs in making the measurements. Level 1 inputs are quoted prices for similar instruments in active markets. Level 2 is defined as using valuation models (i.e. mark-to-model) with input factors that are inputs other than quoted prices in active markets that are directly or indirectly observable. Level 3 is defined as using valuation models (i.e. mark-to-model) with input factors that are unobservable inputs for which little or no market data exists, therefore requiring the Company to develop its own assumptions. Fair value information is not provided for financial instruments, if the carrying amount is a reasonable estimate of fair value due to the relatively short period of maturity of these instruments. This includes cash and cash equivalents measured at amortized costs, trade accounts and other receivables from unrelated parties, accounts receivable from related parties, other financial assets as well as accounts payable to unrelated parties, accounts payable to related parties, short-term debt and other financial liabilities. Transfers between levels of the fair value hierarchy have not occurred as of March 31, 2025 or December 31, 2024. The Company accounts for transfers at the end of the reporting period.

Derivative financial instruments

In order to manage the risk of currency exchange rate and interest rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions (generally investment grade) as authorized by the Company’s management. The Company primarily enters into foreign exchange forward contracts and interest rate swaps. In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (economic hedges). The Company does not use financial instruments for trading purposes.

In April 2024, the Company signed several vPPAs with wind and solar energy project developers in Germany and in the U.S. with terms of up to 15 years. The German vPPA contracts have been signed with two developers for a total expected annual electricity production of 125 gigawatt hours (GWh) which is equivalent to around 72% of the electricity consumption used by the Company in the European Union during 2024. The U.S. vPPA contract has been concluded with one developer and the forecasted annual electricity production amounts to 458 GWh which corresponds to around 54% of the electricity consumption used by the Company in the U.S. during 2024. All of the wind and solar parks are operational as of March 31, 2025. The Company does not have control or any other rights in relation to the usage of the energy-producing facilities. All contracts are designed as non-deliverable for the electricity produced and provide for the delivery of energy attribute certificates, commonly known in the U.S. and Germany as renewable energy certificates and guarantees of origin, respectively. All contracts are analyzed as physical host contracts to purchase the certificates and separable embedded electricity swaps to pay a fixed price for the electricity produced and to receive a variable spot energy price in the respective countries. The host contracts fulfill the “own-use” criteria in accordance with IFRS 9, Financial Instruments (IFRS 9). The derivatives embedded in the vPPAs are recognized separately at fair value through profit or loss. Embedded derivatives with positive fair values are recorded in other non-current financial assets within the consolidated balance sheets. Embedded derivatives with negative fair value are recorded in other non-current financial liabilities within the consolidated balance sheets. The fair value allocated to level 3 is derived from the present value of the expected cash flows from the derivatives. The main valuation parameters include significant unobservable inputs such as electricity future price curves and expected electricity production volumes. A change in the key valuation parameters as of March 31, 2025, would have affected the fair value of the derivatives embedded in vPPAs as follows:

Sensitivities of derivatives embedded in vPPAs to changes in unobservable inputs in € THOUS

Change in expected electricity prices		Change in expected production volumes		Change in expected interest rates
10% increase	10% decrease	10% increase	10% decrease	1% increase	1% decrease
26,706	(26,615)	(1,932)	1,932	2,166	(2,443)

Changes in the fair value of the derivatives embedded in the vPPAs are recognized in other operating income or other operating expense in the consolidated statements of income. Due to the volatile nature of such instruments which may be considered to be speculative, it is difficult to accurately predict what impact the volatility of unobservable inputs, such as changes in expected energy prices or production volumes, may have on the valuation of such instruments in the future. The estimated fair values of these derivative instruments may fluctuate significantly from quarter to quarter and the price at which these derivatives may ultimately be settled could vary significantly from the Company’s current estimates, depending upon market conditions.

The following table provides a reconciliation of derivatives embedded in the vPPAs at March 31, 2025 and December 31, 2024:

Reconciliation of derivatives embedded in vPPAs

in € THOUS

	2025	2024

	Derivatives embedded in the vPPAs - Liabilities
Beginning balance at January 1,	(25,394)	—
Settlements	2,135	460
Gain (loss) recognized in profit or loss (1)	3,328	(24,959)
Foreign currency translation and other changes	614	(895)
Ending balance at March 31, and December 31,	(19,317)	(25,394)

(1)Includes realized and unrealized gains / losses.

Non-derivative financial instruments

The significant methods and assumptions used for the classification and measurement of non-derivative financial instruments are as follows:

The Company assessed its business models and the cash flow characteristics of its financial assets. The vast majority of the non-derivative financial assets are held in order to collect contractual cash flows. The contractual terms of the financial assets allow the conclusion that the cash flows represent payment of principal and interest only. Trade accounts and other receivables from unrelated parties, accounts receivable from related parties and other financial assets are consequently measured at amortized cost.

Cash and cash equivalents are comprised of cash funds and other short-term investments. Cash funds are measured at amortized cost. Short-term investments are highly liquid and readily convertible to known amounts of cash. Short-term investments are measured at fair value through profit or loss (FVPL). The risk of changes in fair value is insignificant.

Equity investments are not held for trading. At initial recognition the Company elected, on an instrument-by-instrument basis, to represent subsequent changes in the fair value of individual strategic investments in other comprehensive income. If equity instruments are quoted in an active market, the fair value is based on price quotations at the period-end-date. As necessary, the Company engages external valuation firms to assist in determining the fair value of Level 3 equity investments. The external valuation uses a discounted cash flow model, which includes significant unobservable inputs such as investment specific forecasted financial statements and weighted average cost of capital, that reflects current market assessments as well as a terminal growth rate.

The majority of the debt securities are held within a business model whose objective is achieving both contractual cash flows and selling the securities. The standard coupon bonds give rise on specified dates to cash flows that are solely payments of principal and interest on the outstanding principal amount. Subsequently, these financial assets have been classified as fair value through other comprehensive income (FVOCI). The smaller part of debt securities does not give rise to cash flows that are solely payments of principal and interest. Consequently, these securities are measured at FVPL. In general, most of the debt securities are quoted in an active market.

Long-term debt is initially recognized at its fair value and subsequently measured at amortized cost. The fair values of major long-term debt are calculated on the basis of market information. Liabilities for which market quotes are available are measured using these quotes. The fair values of the other long-term debt are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

Variable payments outstanding for acquisitions are recognized at their fair value. The estimation of the individual fair values is based on the key inputs of the arrangement that determine the future contingent payment as well as the Company’s expectation of these factors. The Company assesses the likelihood and timing of achieving the relevant objectives. The underlying assumptions are reviewed regularly.

Put option liabilities are recognized at the present value of the exercise price of the option. The exercise price of the option is generally based on fair value and, in certain limited instances, might contain a fixed floor price. The methodology the Company uses to estimate the fair values assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. From time to time the Company engages an external valuation firm to assist in the valuation of certain put options. The external valuation assists the Company in estimating the fair values using a combination of discounted cash flows and a multiple of earnings and/or revenue. Under those limited circumstances in which the put option might contain a fixed floor price, the external valuation firm may assist the Company with the valuation by performing a Monte Carlo Simulation analysis to simulate the exercise price. The put option liabilities are discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability. The estimated fair values of these put options can also fluctuate, and the discounted cash flows as well as the implicit multiple of earnings and/or revenue at which these obligations may ultimately be settled could vary significantly from the Company’s current estimates depending upon market conditions. For the purpose of analyzing the impact of changes in unobservable inputs on the fair value measurement of put option liabilities, the Company assumes an increase on earnings (or enterprise value, where applicable) of 10% compared to the actual estimation as of the balance sheet date. The corresponding increase in fair value of €71,850 is then compared to the total liabilities and the shareholder’s equity of the Company. This analysis shows that an increase of 10% in the relevant earnings (or enterprise value, where applicable) would have an effect of less than 1% on the total liabilities and less than 1% on the shareholder’s equity of the Company.

The following table provides a reconciliation of Level 3 financial instruments, excluding vPPAs as disclosed above, at March 31, 2025 and December 31, 2024:

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS

	2025				2024
		Variable		Other		Variable		Other
		payments		financial		payments		financial
		outstanding		assets		outstanding		assets
	Equity	for	Put option	measured at	Equity	for	Put option	measured at
	investments	acquisitions	liabilities	FVPL (1)	investments	acquisitions	liabilities	FVPL (1)

Beginning balance at January 1,	29,154	7,933	1,299,117	142,264	32,002	35,751	1,372,008	—
Increase	—	23	7,981	—	3,085	86	8,127	41,225
Decrease	—	(767)	(8,046)	(16,566)	—	(23,472)	(71,990)	(2,292)
Reclassifications	—	—	—	—	—	—	—	90,457	(2)
Gain / loss recognized in profit or loss(3)	(9,396)	(45)	—	(6,714)	(7,773)	(4,796)	—	4,987
Gain / loss recognized in equity	—	—	(55,839)	—	—	—	(91,987)	—
Foreign currency translation and other changes	(896)	(245)	(48,306)	(4,745)	1,840	364	82,959	7,887
Ending balance at March 31, and December 31,	18,862	6,899	1,194,907	114,239	29,154	7,933	1,299,117	142,264

(1)	As of March 31, 2025, other financial assets measured at FVPL consist of receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc. in the U.S.. As of December 31, 2024, other financial assets measured at FVPL consist of receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc. in the U.S. and receivables from sale of investments.
(2)	Receivables for royalty payments from one of the Company’s equity investments were previously reported as a non-financial asset and were revised as of March 31, 2024.
(3)	Includes realized and unrealized gains / losses.